Stock-Based Compensation - Schedule of Weighted Average Assumptions for Stock Options Granted (Details) - Stock Options [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Expected term (years)	3 months 19 days	2 years 9 months 18 days
Expected stock price volatility	32.49%	153.58%
Weighted-average risk-free interest rate	0.03%	1.13%
Expected dividend	0.00%	0.00%